                               UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                 FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                             INVESTMENT COMPANIES

Investment Company Act file number:                   811- 08565

Exact name of registrant as specified in charter:     Strategic Partners Real
                                                      Estate Securities Fund

Address of principal executive offices:               Gateway Center 3
                                                      100 Mulberry Street
                                                      Newark, New Jersey 07102

Name and address of agent for service:                Jonathan D. Shain
                                                      Gateway Center 3
                                                      100 Mulberry Street
                                                      Newark, New Jersey 07102

Registrant's telephone number, including area code:   973-802-6469

Date of fiscal year end:                              March 31, 2004

Date of reporting period:                             September 30, 2003

Item 1 -- Reports to Stockholders

                 Semiannual Report September 30, 2003

STRATEGIC PARTNERS
Real Estate Securities Fund       (LOGO)

(Formerly known as Prudential Real Estate Securities Fund)

Objective: High current income and long-term growth of capital

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus. The views expressed in this report and information about the Fund's portfolio holdings are for the period covered by this report and are subject to change thereafter.

Strategic Partners Real Estate Securities Fund

Performance at a Glance

FUND OBJECTIVE
The investment objective of the Strategic
Partners Real Estate Securities Fund (the Fund) is high current income and long-term growth of capital. There can be no assurance that the Fund will achieve its investment objective.

Cumulative Total Returns1                 As of 9/30/03
                      Six Months   One Year   Five Years    Since Inception2
Class A                 28.52%      31.86%      91.06%           47.74%
Class B                 28.11       30.90       83.98            41.92
Class C                 28.11       30.90       83.98            41.92
Class Z                 28.73       32.25       93.50            49.88
S&P 500 Index3          18.44       24.37        5.08            -3.20
Wilshire REIT Index4    23.23       25.35       81.22            60.71
Lipper Real Estate
Funds Avg.5             22.99       25.78       74.77            49.43

 Average Annual Total Returns1                        As of 9/30/03
                                   One Year  Five Years     Since Inception2
Class A                             25.27%     12.66%            6.47%
Class B                             25.90      12.84             6.55
Class C                             28.60      12.74             6.49
Class Z                             32.25      14.11             7.77
S&P 500 Index3                      24.37       1.00            -0.60
Wilshire REIT Index4                25.35      12.63             9.15
Lipper Real Estate Funds Avg.5      25.78      11.76             7.64

Past performance is not indicative of future results. Principal value and investment return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. 1Source: Prudential
Investments LLC and Lipper Inc. The cumulative total returns do not take into account applicable sales charges. If reflected, the applicable sales charge would reduce the cumulative total returns performance quoted.
The average annual total returns do take into account applicable sales charges. Without a distribution and service (12b-1) fee waiver of 0.05% for Class A shares, the returns would have been lower. The Fund charges a maximum front-end sales charge of 5% for Class A shares and a 12b-1 fee of up to 0.30% annually. In some circumstances, Class A shares may not be subject to a front-end sales charge, but may be subject to a 1% contingent deferred sales charge (CDSC) for the first year. Class B shares are subject to a declining CDSC of 5%, 4%, 3%, 2%, 1%, and 1% respectively for the first six years after purchase and a 12b-1 fee of 1% annually. Approximately seven years after purchase, Class B shares will automatically convert to Class A shares on a quarterly basis.
Class C shares are subject to a front-end sales charge of 1%, a CDSC of 1% for shares redeemed within 18 months of purchase, and a 12b-1 fee of 1% annually. Class Z shares are not subject to a 12b-1 fee. The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares.
2Inception date: 5/5/98. 3The Standard & Poor's
500 Composite Stock Price Index (S&P 500 Index) is an unmanaged index of 500 stocks of large
U.S. companies. It gives a broad look at how
U.S. stock prices have performed. 4The Wilshire
REIT Index is an unmanaged, market
capitalization-weighted index comprising publicly traded REITs. This Index does not
                 www.strategicpartners.com  (800) 225-1852

Semiannual Report  September 30, 2003

include real estate operating companies like the Wilshire Real Estate Securities Index does.
5The Lipper Real Estate Funds Average (Lipper
Average) represents returns based on the average return for all funds in the Lipper Real
Estate Funds category for the periods noted. Funds in the Lipper Real Estate Funds category invest primarily in equity securities of domestic and foreign companies engaged in the real estate industry. Investors cannot invest directly in an index. The returns for the indexes would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes.

Five Largest Holdings
Expressed as a percentage of net assets as of 9/30/03.

  7.5%  General Growth Properties, Inc.
        Retail-Malls
-----------------------------------------
  7.2  Simon Property Group, Inc.
       Retail-Malls
-----------------------------------------
  7.1  ProLogis
       Warehouse
-----------------------------------------
  7.0  The Rouse Co.
       Diversified
-----------------------------------------
  6.7  Kimco Realty Corp.
       Retail-Shopping Centers
-----------------------------------------
Holdings are subject to change.

Five Largest Industries
Expressed as a percentage of net assets as of 9/30/03.

 16.1%  Retail-Shopping Centers
-----------------------------------------
 15.6  Diversified
-----------------------------------------
 14.7  Retail-Malls
-----------------------------------------
 11.4  Warehouse
-----------------------------------------
  9.9  Office
-----------------------------------------
Industry weightings are subject to change.

                                      (LOGO)
November 21, 2003

DEAR SHAREHOLDER,
Recent stories in the media have painted an unflattering portrait of the mutual fund industry. There has also been press coverage of Prudential, almost all of which has been focused on former brokers of Prudential
Securities.* As the manager of Strategic
Partners mutual funds, we at Prudential
Investments share your concern over these investigations.

State and federal authorities have requested information regarding trading practices from many mutual fund companies from across the nation. Prudential Investments has been cooperating with those inquiries and, at the same time, participating in an internal review.
This review includes activity by the investment professionals of Prudential-managed funds, as well as the policies, systems, and procedures of Prudential Financial's investment units and its proprietary distribution channels, including the former Prudential Securities.

MARKET TIMING
While market timing is not illegal, Prudential
Investments has actively discouraged disruptive market timing, and for years, our mutual fund prospectuses have identified and addressed this issue. Our mutual fund business has established operating policies and procedures that are designed to detect and deter frequent trading activities deemed disruptive to the management of Prudential-managed mutual fund portfolios, and we have rejected numerous orders placed by market timers in the past.

* Prudential Investments LLC, the manager of
Strategic Partners Mutual Funds, and
Prudential Investment Management Services, the distributor of the funds, are part of the Investment Management segment of Prudential
Financial, Inc. and are separate legal
entities from Prudential Securities, a retail brokerage firm formerly owned by Prudential
Financial. In February 2003, Prudential
Financial and Wachovia Corporation announced they were combining their retail brokerage forces. The transaction was completed in July
2003. Wachovia Corporation has a 62% interest in the new firm, which is now known as Wachovia Securities, and Prudential Financial owns the remaining 38%.

LATE TRADING
SEC rules require that orders to purchase or redeem fund shares be received either by the fund or by an intermediary (such as a broker, financial adviser, or 401(k) record keeper) before the time at which the fund calculates its net asset value (normally 4:00 p.m., Eastern time) if they are to receive that day's price. While we can't be absolutely certain that no intermediary has accepted a late trade, our contracts with intermediaries require that they adhere to our prohibition on late trading.

For more than 40 years Prudential has offered investors quality investment products, financial guidance, and responsive customer service. Today, as the manager of Strategic
Partners mutual funds, we remain committed to this heritage and to the highest ethical principles in our investment practices.

Sincerely,

Judy A. Rice, President
Strategic Partners Real Estate Securities Fund

Strategic Partners Real Estate Securities Fund
             Portfolio of Investments as of September 30, 2003 (Unaudited)

Shares       Description                                             Value (Note 1)
-----------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS  98.4%
COMMON STOCKS
-------------------------------------------------------------------------------------
Diversified  15.6%
   18,500    Harrah's Entertainment, Inc.                            $      779,035
   12,400    LNR Property Corp.                                             507,780
   53,000    Newcastle Investment Holdings Corp.(a)(b)                      258,375
   19,200    Pulte Homes, Inc.                                            1,305,792
   86,100    Rouse Co. (The)                                              3,590,370
   20,372    Unibail                                                      1,601,384
                                                                     --------------
                                                                          8,042,736
-------------------------------------------------------------------------------------
Healthcare Facilities  3.3%
   83,000    OMEGA Healthcare Investors, Inc.                               637,440
   61,900    Ventas, Inc.                                                 1,059,728
                                                                     --------------
                                                                          1,697,168
-------------------------------------------------------------------------------------
Lodging  5.7%
  240,700    Host Marriott Corp.(b)                                       2,582,711
   60,052    Interstate Hotels & Resorts, Inc.(b)                           343,497
                                                                     --------------
                                                                          2,926,208
-------------------------------------------------------------------------------------
Mortgage  5.8%
   57,340    iStar Financial, Inc.                                        2,233,393
   32,200    RAIT Investment Trust                                          739,312
                                                                     --------------
                                                                          2,972,705
-------------------------------------------------------------------------------------
Multi-Family  9.3%
   63,600    Apartment Investment & Management Co. (Class A)              2,503,296
   49,600    Avalonbay Communities, Inc.                                  2,321,280
                                                                     --------------
                                                                          4,824,576
-------------------------------------------------------------------------------------
Office  9.9%
   30,700    Arden Realty, Inc.                                             857,144
   57,200    Boston Properties, Inc.                                      2,486,484
   34,100    Liberty Property Trust                                       1,261,018
   24,700    Maguire Properties, Inc.                                       506,350
                                                                     --------------
                                                                          5,110,996
-------------------------------------------------------------------------------------
Retail-Malls  14.7%
   53,900    General Growth Properties, Inc.                              3,864,630
   85,200    Simon Property Group, Inc.                                   3,713,016
                                                                     --------------
                                                                          7,577,646

    4                                      See Notes to Financial Statements

Strategic Partners Real Estate Securities Fund
             Portfolio of Investments as of September 30, 2003 (Unaudited)
Cont'd.

Shares       Description                                             Value (Note 1)
-----------------------------------------------------------------------------------------
Retail-Shopping Centers  16.1%
   41,500    Chelsea Property Group, Inc.                            $    1,987,850
   84,800    Kimco Realty Corp.                                           3,474,256
   51,700    Price Legacy Corp.(b)                                          180,950
   71,500    Regency Centers Corp.                                        2,634,775
                                                                     --------------
                                                                          8,277,831
-------------------------------------------------------------------------------------
Self-Storage Facilities  6.6%
   66,100    Public Storage, Inc.                                         2,593,103
   22,900    Shurgard Storage Centers, Inc. (Class A)                       808,370
                                                                     --------------
                                                                          3,401,473
-------------------------------------------------------------------------------------
Warehouse  11.4%
   46,000    AMB Property Corp.                                           1,417,260
  121,700    ProLogis                                                     3,681,425
   20,700    PS Business Parks, Inc.                                        781,218
                                                                     --------------
                                                                          5,879,903
                                                                     --------------
             Total long-term investments
              (cost $40,655,032)                                         50,711,242
                                                                     --------------
SHORT-TERM INVESTMENT  1.9%
Principal
Amount
(000)
-----------------------------------------------------------------------------------------
Repurchase Agreement
     $992    State Street Bank & Trust Co. Repurchase Agreement,
              dated 9/30/03, 0.05%, due 10/1/03(c)
              (cost $992,000)                                               992,000
                                                                     --------------
             Total Investments  100.3%
              (cost $41,647,032; Note 5)                                 51,703,242
             Liabilities in excess of other assets (0.3%)                  (167,426)
                                                                     --------------
             Net Assets  100%                                        $   51,535,816
                                                                     --------------
                                                                     --------------

------------------------------
(a) Fair-valued security (Note 1).
(b) Non-income producing security.
(c) Repurchase price of $992,000. Collateralized by $1,005,000 U.S. Treasury Notes with a rate of 1.625%, maturity date of 04/30/05, and aggregate market value, including accrued interest, of $1,016,306.
    See Notes to Financial Statements                                      5

Strategic Partners Real Estate Securities Fund
             Statement of Assets and Liabilities (Unaudited)

                                                            September 30, 2003
------------------------------------------------------------------------------
ASSETS
Investments, at value (cost $41,647,032)                          $ 51,703,242
Cash                                                                     2,567
Dividends and interest receivable                                      162,261
Receivable for Fund shares sold                                        128,265
Receivable for investments sold                                        116,871
Tax reclaim receivable                                                   2,513
Deferred organization expenses and other assets                            571
                                                               ---------------
      Total assets                                                  52,116,290
                                                               ---------------
LIABILITIES
Payable for Fund shares reacquired                                     346,233
Accrued expenses                                                       172,616
Management fee payable                                                  31,317
Distribution fee payable                                                30,308
                                                               ---------------
      Total liabilities                                                580,474
                                                               ---------------
NET ASSETS                                                        $ 51,535,816
                                                               ---------------
                                                               ---------------
Net assets were comprised of:
   Shares of beneficial interest, at par                          $      4,134
   Paid-in capital in excess of par                                 64,734,611
                                                               ---------------
                                                                    64,738,745
   Undistributed net investment income                                 173,342
   Accumulated net realized loss on investments                    (23,432,470)
   Net unrealized appreciation on investments                       10,056,199
                                                               ---------------
Net assets, September 30, 2003                                    $ 51,535,816
                                                               ---------------
                                                               ---------------

    6                                      See Notes to Financial Statements

Strategic Partners Real Estate Securities Fund
             Statement of Assets and Liabilities (Unaudited) Cont'd.

                                                                September 30, 2003
----------------------------------------------------------------------------------------
Class A:
   Net asset value and redemption price per share
      ($14,680,416 / 1,176,145 shares of beneficial interest
      issued and outstanding)                                            $12.48
   Maximum sales charge (5% of offering price)                              .66
                                                                ------------------
   Maximum offering price to public                                      $13.14
                                                                ------------------
                                                                ------------------
Class B:
   Net asset value, offering price and redemption price per
      share ($29,102,658 / 2,336,257 shares of beneficial
      interest issued and outstanding)                                   $12.46
                                                                ------------------
                                                                ------------------
Class C:
   Net asset value and redemption price per share
      ($4,514,078 / 362,373 shares of beneficial interest
      issued and outstanding)                                            $12.46
   Sales charge (1% of offering price)                                      .13
                                                                ------------------
   Offering price to public                                              $12.59
                                                                ------------------
                                                                ------------------
Class Z:
   Net asset value, offering price and redemption price per
      share ($3,238,664 / 259,134 shares of beneficial
      interest issued and outstanding)                                   $12.50
                                                                ------------------
                                                                ------------------

    See Notes to Financial Statements                                      7

Strategic Partners Real Estate Securities Fund
             Statement of Operations (Unaudited)

                                                                    Six Months
                                                                      Ended
                                                                September 30, 2003
----------------------------------------------------------------------------------------
NET INVESTMENT INCOME
Income
   Dividends (net of foreign withholding taxes of $4,898)          $  1,029,182
   Interest                                                               3,561
                                                                ------------------
      Total income                                                    1,032,743
                                                                ------------------
Expenses
   Management fee                                                       179,771
   Distribution fee--Class A                                             16,702
   Distribution fee--Class B                                            140,307
   Distribution fee--Class C                                             20,579
   Custodian's fees and expenses                                         55,000
   Transfer agent's fees and expenses                                    39,000
   Legal fees and expenses                                               21,000
   Reports to shareholders                                               20,000
   Audit fee                                                             14,000
   Trustees' fees                                                         3,000
   Amortization of organizational expense                                 2,461
   Miscellaneous                                                          2,051
                                                                ------------------
      Total expenses                                                    513,871
                                                                ------------------
Net investment income                                                   518,872
                                                                ------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND
FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
   Investment transactions                                            2,003,129
   Foreign currency transactions                                         (5,648)
                                                                ------------------
                                                                      1,997,481
                                                                ------------------
Net change in unrealized appreciation on investments:                 9,172,375
                                                                ------------------
Net gain on investments                                              11,169,856
                                                                ------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS               $ 11,688,728
                                                                ------------------
                                                                ------------------

    8                                      See Notes to Financial Statements

Strategic Partners Real Estate Securities Fund
             Statement of Changes in Net Assets (Unaudited)

                                                   Six Months             Year
                                                     Ended               Ended
                                               September 30, 2003    March 31, 2003
-----------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
Operations
   Net investment income                          $    518,872        $  1,069,162
   Net realized gain on investments and
      foreign currency transactions                  1,997,481           3,067,176
   Net change in unrealized appreciation
      (depreciation) on investments and
      foreign currencies                             9,172,375          (3,681,292)
                                               ------------------    --------------
   Net increase in net assets resulting from
      operations                                    11,688,728             455,046
                                               ------------------    --------------
Dividends and distributions (Note 1)
   Dividends from net investment income
      Class A                                         (173,378)           (398,589)
      Class B                                         (262,152)           (751,391)
      Class C                                          (38,437)           (106,366)
      Class Z                                          (31,138)            (61,045)
                                               ------------------    --------------
                                                      (505,105)         (1,317,391)
                                               ------------------    --------------
Fund share transactions (net of share
   conversions) (Note 6)
   Net proceeds from shares sold                     8,963,373          18,911,306
   Net asset value of shares issued in
      reinvestment of dividends and
      distributions                                    428,334           1,117,048
   Cost of shares reacquired                       (10,710,821)        (22,372,903)
                                               ------------------    --------------
   Net decrease in net assets from Fund
      share transactions                            (1,319,114)         (2,344,549)
                                               ------------------    --------------
Total increase (decrease)                            9,864,509          (3,206,894)
NET ASSETS
Beginning of period                                 41,671,307          44,878,201
                                               ------------------    --------------
End of period(a)                                  $ 51,535,816        $ 41,671,307
                                               ------------------    --------------
                                               ------------------    --------------
------------------------------
(a) Includes undistributed net investment
    income of:                                    $    173,342        $    159,575
                                               ------------------    --------------

    See Notes to Financial Statements                                      9

Strategic Partners Real Estate Securities Fund
             Notes to Financial Statements (Unaudited)

      Strategic Partners Real Estate Securities Fund, Inc. (the 'Fund'), formerly known as Prudential Real Estate Securities Fund, is registered under the Investment Company Act of 1940 as a nondiversified, open-end, management investment company. The Fund was established as a Delaware business trust on October 24, 1997. The Fund commenced investment operations on May 5, 1998. The investment objective of the Fund is high current income and long-term growth of capital. It seeks to achieve this objective by investing primarily in equity securities of real estate companies.

Note 1. Accounting Policies
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

      Securities Valuation:    Securities listed on a securities exchange are
valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and ask prices, or at the last bid price on such day in the absence of an asked price. Securities traded via Nasdaq are valued at the official closing price provided by Nasdaq. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC ('PI' or 'Manager'), in consultation with the subadviser to be over-the-counter, are valued at market value by an independent pricing agent or principal market maker. Options on securities and indices traded on an exchange are valued at the mean between the most recently quoted bid and asked prices on such exchange. Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted bid and asked prices on such exchange or board of trade or at the last bid price in the absence of an asked price. Any security for which a reliable market quotation is unavailable is valued at fair value by a Valuation Committee appointed by the Fund's Board of Trustees.

      Short-term securities which mature in more than 60 days are valued at current market quotations. Short-term securities which mature in 60 days or less are valued at amortized cost, which approximates market value.

      Repurchase Agreements:    In connection with transactions in repurchase
agreements with United States financial institutions, it is the Fund's policy that its custodian or designated subcustodians, as the case may be under triparty repurchase agreements, take possession of the underlying collateral securities, the value of which

Strategic Partners Real Estate Securities Fund
             Notes to Financial Statements (Unaudited) Cont'd.

exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of collateral is marked to market on a daily basis to ensure adequacy of the collateral. If the seller defaults and the value of the collateral declines, or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

      Securities Transactions and Investment Income:    Securities transactions
are recorded on the trade date. Realized gains or losses on sales of investments are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. The Fund amortizes premiums and accretes discounts on debt securities as adjustments to interest income. The Fund invests in real estate investment trusts ('REITS'), which report information on the source of their distributions annually. A portion of distributions received from REITS during the period is estimated to be capital gain and a portion is estimated to be return of capital and is recorded as a reduction of their costs. These estimates are adjusted when the actual source of distributions is disclosed by the REITS. Expenses are recorded on the accrual basis which may require the use of certain estimates by management.

      Net investment income or loss (other than distribution fees which are charged directly to the respective class) and unrealized and realized gains or losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.

      Dividends and Distributions:    The Fund expects to pay dividends of net
investment income quarterly and distributions of net realized capital gains, if any, annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-dividend date. Permanent book/tax differences relating to income and gains are reclassified to paid-in-capital when they arise.

      Taxes:    It is the Fund's policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net income and capital gains, if any, to shareholders. Therefore, no federal income tax provision is required.

      Withholding taxes on foreign dividends are recorded, net of reclaimable amounts, at the time the related income is earned.

      Organization Expenses: Organization costs of approximately $108,700 are being amortized ratably over a period of sixty months from the date the Fund commenced investment operations.
                                                                          11

Strategic Partners Real Estate Securities Fund
             Notes to Financial Statements (Unaudited) Cont'd.

Note 2. Agreements
The Fund has a management agreement with PI. Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadviser's performance of such services. PI has a subadvisory agreement with Wellington Management Company, LLP ('Wellington' or 'subadviser'). The subadvisory agreement provides that Wellington furnishes investment advisory services in connection with the management of the Fund. In connection therewith, Wellington is obligated to keep certain books and records of the Fund. PI continues to have responsibility for all investment advisory services pursuant to the management agreement and supervises Wellington's performance of such services. PI pays for the services of Wellington, the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

      The management fee paid to PI is computed daily and payable monthly at an annual rate of .75 of 1% of the Fund's average daily net assets.

      The Fund has a distribution agreement with Prudential Investment Management Services LLC ('PIMS') which acts as the distributor of the Class A, Class B, Class C and Class Z shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund's Class A, Class B and Class C shares, pursuant to a plan of distribution (the 'Class A, B and C Plans'), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z shares of the Fund.

      Pursuant to the Class A, B and C Plans, the Fund compensates PIMS for distribution-related activities at an annual rate of up to .30 of 1%, 1% and 1%, of the average daily net assets of the Class A, B and C shares, respectively. PIMS has contractually agreed to limit such fees to an annual rate of .25 of 1% of the average daily net assets of the Class A shares.

      PIMS has advised the Fund that it received approximately $24,900 and $2,600 in front-end sales charges resulting from sales of Class A and Class C shares, respectively, during the six months ended September 30, 2003. From these fees, PIMS paid such sales charges to dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

      PIMS has advised the Fund that for the six months ended September 30, 2003, it received approximately $34,600 and $400 in contingent deferred sales charges imposed upon certain redemptions by Class B and Class C shareholders, respectively.


      PI and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. ('Prudential').

Strategic Partners Real Estate Securities Fund
             Notes to Financial Statements (Unaudited) Cont'd.

      The Fund, along with other affiliated registered investment companies (the 'Funds'), is a party to a syndicated credit agreement ('SCA') with a group of banks. The SCA provides for a commitment of $800 million and allows the Funds to increase the commitment to $1 billion, if necessary. Interest on any borrowings under the SCA will be incurred at market rates. The Funds pay a commitment fee of .08 of 1% of the unused portion of the SCA. The commitment fee is accrued and paid quarterly and is allocated to the Funds pro rata, based on net assets. The purpose of the SCA is to serve as an alternative source of funding to facilitate capital share redemptions. The expiration date of the SCA was May 2, 2003. On May 2, 2003, the SCA was renewed under the same terms and conditions ('May 2003 renewal'). The expiration date of the May 2003 renewal is April 30, 2004. The Fund did not borrow any amounts pursuant to the SCA during the six months ended September 30, 2003.

Note 3. Other Transactions with Affiliates
Prudential Mutual Fund Services LLC ('PMFS'), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund's transfer agent. During the six months ended September 30, 2003, the Fund incurred fees of approximately $33,000 for the services of PMFS. As of September 30, 2003, approximately $5,600 of such fees were due to PMFS. Transfer agent fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to nonaffiliates, where applicable.

      The Fund pays networking fees to affiliated and unaffiliated broker/dealers. These networking fees are payments made to broker/dealers that clear mutual fund transactions through a national clearing system. The Fund incurred approximately $5,500 in total networking fees, of which the amount relating to the services of Wachovia Securities LLC ('Wachovia') and Prudential Securities, Inc. ('PSI'), affiliates of PI was approximately $5,000 for the six months ended September 30, 2003. Effective July 1, 2003, Prudential and Wachovia Corp. formed a joint venture ('Wachovia Securities, LLC') whereby Prudential and Wachovia Corp. combined their brokerage business with Prudential holding a minority interest. Prior to July 1, 2003, PSI was an indirect, wholly-owned subsidiary of Prudential. As of September 30, 2003, approximately $800 of such fees were due to Wachovia. These amounts are included in the transfer agent's fees and expenses in the Statement of Operations.

Note 4. Portfolio Securities
Purchases and sales of investment securities, other than short-term investments, for the six months ended September 30, 2003 aggregated $19,622,874 and $19,142,410, respectively.
                                                                          13

Strategic Partners Real Estate Securities Fund
             Notes to Financial Statements (Unaudited) Cont'd.

Note 5. Distributions and Tax Information
Distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-dividend date.

      For federal income tax purposes, the Fund had a capital loss carryforward as of March 31, 2003, of approximately $25,257,000 of which $1,956,000 expires in 2007, $21,157,000 expires in 2008 and $2,144,000 expires in 2009.
Accordingly, no capital gains distributions are expected to be paid to shareholders until future net gains have been realized in excess of such carryforward.

      The United States federal income tax basis of the Fund's investments and the net unrealized appreciation as of September 30, 2003 were as follows:

                                                         Net Unrealized
   Tax Basis        Appreciation       Depreciation       Appreciation
---------------   ----------------   ----------------   ----------------
  $41,841,521       $10,001,022         $(139,301)         $9,861,721

      The difference between book basis and tax basis is attributable to deferred losses on wash sales.

Note 6. Capital
The Fund offers Class A, Class B, Class C and Class Z shares. Class A shares are sold with a front-end sales charge of up to 5%. Certain investors who purchase $1 million or more of Class A shares are subject to a 1% contingent deferred sales charge for shares redeemed within 12 months of purchase. Class B shares are sold with a contingent deferred sales charge which declines from 5% to zero depending on the period of time the shares are held. Class C shares are sold with a front-end sales charge of 1% and a contingent deferred sales charge of 1% during the first 18 months. Class B shares will automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. A special exchange privilege is also available for shareholders who qualify to purchase Class A shares at net asset value. Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

      The Fund has authorized an unlimited number of shares of beneficial interest at $.001 par value divided into four classes, designated Class A, Class B, Class C and Class Z.

Strategic Partners Real Estate Securities Fund
             Notes to Financial Statements (Unaudited) Cont'd.

      Transactions in shares of beneficial interest were as follows:

Class A                                                         Shares         Amount
------------------------------------------------------------  -----------    -----------
Six months ended September 30, 2003:
Shares sold                                                       364,329    $ 4,108,364
Shares issued in reinvestment of dividends                         13,492        146,530
Shares reacquired                                                (343,699)    (3,929,166)
                                                              -----------    -----------
Net increase (decrease) in shares outstanding before
  conversion                                                       34,122        325,728
Shares issued upon conversion from Class B                         16,477        195,007
                                                              -----------    -----------
Net increase (decrease) in shares outstanding                      50,599    $   520,736
                                                              -----------    -----------
                                                              -----------    -----------
Year ended March 31, 2003:
Shares sold                                                       720,377    $ 7,051,194
Shares issued in reinvestment of dividends                         35,963        346,610
Shares reacquired                                                (784,287)    (7,543,928)
                                                              -----------    -----------
Net increase (decrease) in shares outstanding before
  conversion                                                      (27,947)      (146,124)
Shares issued upon conversion from Class B                         27,626        274,022
                                                              -----------    -----------
Net increase (decrease) in shares outstanding                        (321)   $   127,898
                                                              -----------    -----------
                                                              -----------    -----------
Class B
------------------------------------------------------------
Six months ended September 30, 2003:
Shares sold                                                       191,256    $ 2,157,517
Shares issued in reinvestment of dividends                         19,999        216,364
Shares reacquired                                                (411,780)    (4,734,693)
                                                              -----------    -----------
Net increase (decrease) in shares outstanding before
  conversion                                                     (200,525)    (2,360,812)
Shares reacquired upon conversion into Class A                    (16,513)      (195,007)
                                                              -----------    -----------
Net increase (decrease) in shares outstanding                    (217,038)   $(2,555,819)
                                                              -----------    -----------
                                                              -----------    -----------
Year ended March 31, 2003:
Shares sold                                                       728,086    $ 7,188,231
Shares issued in reinvestment of dividends                         63,891        616,151
Shares reacquired                                              (1,061,355)   (10,341,123)
                                                              -----------    -----------
Net increase (decrease) in shares outstanding before
  conversion                                                     (269,378)    (2,536,741)
Shares reacquired upon conversion into Class A                    (27,665)      (274,022)
                                                              -----------    -----------
Net increase (decrease) in shares outstanding                    (297,043)   $(2,810,763)
                                                              -----------    -----------
                                                              -----------    -----------
Class C
------------------------------------------------------------
Six months ended September 30, 2003:
Shares sold                                                        82,475    $   944,148
Shares issued in reinvestment of dividends                          3,258         35,268
Shares reacquired                                                 (94,297)    (1,069,264)
                                                              -----------    -----------
Net increase (decrease) in shares outstanding                      (8,564)   $   (89,848)
                                                              -----------    -----------
                                                              -----------    -----------

                                                                          15

Strategic Partners Real Estate Securities Fund
             Notes to Financial Statements (Unaudited) Cont'd.

Class C                                                         Shares         Amount
------------------------------------------------------------  -----------    -----------
Year ended March 31, 2003:
Shares sold                                                       135,638    $ 1,326,702
Shares issued in reinvestment of dividends                         10,007         96,488
Shares reacquired                                                (188,554)    (1,823,267)
                                                              -----------    -----------
Net increase (decrease) in shares outstanding                     (42,909)   $  (400,077)
                                                              -----------    -----------
                                                              -----------    -----------
Class Z
------------------------------------------------------------
Six months ended September 30, 2003:
Shares sold                                                       154,907    $ 1,753,344
Shares issued in reinvestment of dividends                          2,779         30,172
Shares reacquired                                                 (89,832)      (977,698)
                                                              -----------    -----------
Net increase (decrease) in shares outstanding                      67,854    $   805,818
                                                              -----------    -----------
                                                              -----------    -----------
Year ended March 31, 2003:
Shares sold                                                       343,421    $ 3,345,179
Shares issued in reinvestment of dividends                          6,049         57,799
Shares reacquired                                                (276,329)    (2,664,585)
                                                              -----------    -----------
Net increase (decrease) in shares outstanding                      73,141    $   738,393
                                                              -----------    -----------
                                                              -----------    -----------

Note 7. Dividends
On October 7, 2003 the Board of Trustees of the Fund declared the following dividends per share, payable on October 10, 2003 to shareholders of record on October 9, 2003.
                                                 Class B
                                Class A           and C           Class Z
                                -------       -------------       -------
           Ordinary Income      $0.072           $ 0.049          $ 0.080
    16

                                      SEMIANNUAL REPORT SEPTEMBER 30, 2003
--------------------------------------------------------------------------
   STRATEGIC PARTNERS
   REAL ESTATE SECURITIES FUND     (LOGO)
--------------------------------------------------------------------------
                                                      Financial Highlights

Strategic Partners Real Estate Securities Fund
             Financial Highlights (Unaudited)

                                                                     Class A
                                                                ------------------
                                                                    Six Months
                                                                      Ended
                                                                September 30, 2003
----------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                                 $   9.84
                                                                     --------
Income from investment operations
Net investment income                                                     .15(e)
Net realized and unrealized gain (loss) on investment and
   foreign currency transactions                                         2.63
                                                                     --------
      Total from investment operations                                   2.78
                                                                     --------
Less distributions:
Dividends from net investment income                                     (.14)
Distributions in excess of net investment income                           --
Tax return of capital distributions                                        --
                                                                     --------
      Total distributions                                                (.14)
                                                                     --------
Net asset value, end of period                                       $  12.48
                                                                     --------
                                                                     --------
TOTAL RETURN(b):                                                        28.52%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)                                      $ 14,680
Average net assets (000)                                             $ 13,361
Ratios to average net assets:
   Expenses, including distribution and service (12b-1)
      fees(g)                                                            1.65%(c)
   Expenses, excluding distribution and service (12b-1)
      fees                                                               1.40%(c)
   Net investment income                                                 2.67%(c)
For Class A, B, C and Z shares:
Portfolio turnover(f)                                                      42%

------------------------------
(a) Commencement of investment operations.
(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods of less than one full year are not annualized.
(c) Annualized.
(d) Less than $.005 per share.
(e) Based on average monthly shares outstanding during the period.
(f) Portfolio turnover for periods of less than one full year is not annualized.
(g) The Distributor of the Fund contractually agreed to limit its distribution and service (12b-1) fees to .25 of 1% of the average net assets of the Class A shares.

    18                                     See Notes to Financial Statements

Strategic Partners Real Estate Securities Fund
             Financial Highlights (Unaudited) Cont'd.

                                                Class A
--------------------------------------------------------------------------------------------------------
                                                                                    May 5, 1998(a)
                             Year Ended March 31,                                      Through
-------------------------------------------------------------------------------       March 31,
      2003                 2002                 2001                 2000                1999
--------------------------------------------------------------------------------------------------------
    $   9.97             $   8.71             $   7.79             $   7.46            $  10.00
    --------             --------             --------             --------         --------------
         .29(e)               .31(e)               .28(e)               .15(e)              .27
        (.08)                1.30                  .82                  .42               (2.60)
    --------             --------             --------             --------         --------------
         .21                 1.61                 1.10                  .57               (2.33)
    --------             --------             --------             --------         --------------
        (.34)                (.35)                (.18)                (.21)               (.21)
          --                   --                   --                   --(d)               --
          --                   --                   --                 (.03)                 --
    --------             --------             --------             --------         --------------
        (.34)                (.35)                (.18)                (.24)               (.21)
    --------             --------             --------             --------         --------------
    $   9.84             $   9.97             $   8.71             $   7.79            $   7.46
    --------             --------             --------             --------         --------------
    --------             --------             --------             --------         --------------
        2.27%               19.00%               14.28%                7.74%             (23.29)%
    $ 11,073             $ 11,225             $ 15,103             $ 16,545            $ 22,465
    $ 11,248             $ 12,433             $ 16,271             $ 19,631            $ 31,941
        1.79%                1.93%                1.87%                1.70%               1.56%(c)
        1.54%                1.68%                1.62%                1.45%               1.31%(c)
        2.97%                3.43%                3.27%                1.93%               3.47%(c)
          92%                 110%                  62%                  54%                122%

    See Notes to Financial Statements                                     19

Strategic Partners Real Estate Securities Fund
             Financial Highlights (Unaudited) Cont'd.

                                                                     Class B
                                                                ------------------
                                                                    Six Months
                                                                      Ended
                                                                September 30, 2003
----------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                                 $   9.82
                                                                     --------
Income from investment operations
Net investment income                                                     .11(e)
Net realized and unrealized gain (loss) on investment and
   foreign currency transactions                                         2.63
                                                                     --------
      Total from investment operations                                   2.74
                                                                     --------
Less distributions
Dividends from net investment income                                     (.10)
Distributions in excess of net investment income                           --
Tax return of capital distributions                                        --
                                                                     --------
      Total distributions                                                (.10)
                                                                     --------
Net asset value, end of period                                       $  12.46
                                                                     --------
                                                                     --------
TOTAL RETURN(b):                                                        28.11%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)                                      $ 29,103
Average net assets (000)                                             $ 28,062
Ratios to average net assets:
   Expenses, including distribution and service (12b-1)
      fees                                                               2.40%(c)
   Expenses, excluding distribution and service (12b-1)
      fees                                                               1.40%(c)
   Net investment income                                                 1.89%(c)

------------------------------
(a) Commencement of investment operations.
(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods of less than one full year are not annualized.
(c) Annualized.
(d) Less than $.005 per share.
(e) Based on average monthly shares outstanding during the period.

    20                                     See Notes to Financial Statements

Strategic Partners Real Estate Securities Fund
             Financial Highlights (Unaudited) Cont'd.

                                                Class B
--------------------------------------------------------------------------------------------------------
                                                                                    May 5, 1998(a)
                             Year Ended March 31,                                      Through
-------------------------------------------------------------------------------       March 31,
      2003                 2002                 2001                 2000                1999
--------------------------------------------------------------------------------------------------------
    $   9.95             $   8.69             $   7.78             $   7.45            $  10.00
    --------             --------             --------             --------         --------------
         .22(e)               .24(e)               .21(e)               .09(e)              .20
        (.08)                1.30                  .82                  .42               (2.58)
    --------             --------             --------             --------         --------------
         .14                 1.54                 1.03                  .51               (2.38)
    --------             --------             --------             --------         --------------
        (.27)                (.28)                (.12)                (.15)               (.17)
          --                   --                   --                   --(d)               --
          --                   --                   --                 (.03)                 --
    --------             --------             --------             --------         --------------
        (.27)                (.28)                (.12)                (.18)               (.17)
    --------             --------             --------             --------         --------------
    $   9.82             $   9.95             $   8.69             $   7.78            $   7.45
    --------             --------             --------             --------         --------------
    --------             --------             --------             --------         --------------
        1.47%               18.14%               13.35%                6.96%             (23.78)%
    $ 25,072             $ 28,357             $ 28,118             $ 33,616            $ 54,845
    $ 26,955             $ 27,939             $ 30,747             $ 47,271            $ 72,034
        2.54%                2.68%                2.62%                2.45%               2.31%(c)
        1.54%                1.68%                1.62%                1.45%               1.31%(c)
        2.20%                2.67%                2.49%                1.16%               2.70%(c)

    See Notes to Financial Statements                                     21

Strategic Partners Real Estate Securities Fund
             Financial Highlights (Unaudited) Cont'd.

                                                                     Class C
                                                                ------------------
                                                                    Six Months
                                                                      Ended
                                                                September 30, 2003
----------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                                  $ 9.82
                                                                     -------
Income from investment operations
Net investment income                                                    .11(e)
Net realized and unrealized gain (loss) on investment and
   foreign currency transactions                                        2.63
                                                                     -------
      Total from investment operations                                  2.74
                                                                     -------
Less distributions
Dividends from net investment income                                    (.10)
Distributions in excess of net investment income                          --
Tax return of capital distributions                                       --
                                                                     -------
      Total distributions                                               (.10)
                                                                     -------
Net asset value, end of period                                        $12.46
                                                                     -------
                                                                     -------
TOTAL RETURN(b):                                                       28.11%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)                                       $4,514
Average net assets (000)                                              $4,116
Ratios to average net assets:
   Expenses, including distribution and service (12b-1)
      fees                                                              2.40%(c)
   Expenses, excluding distribution and service (12b-1)
      fees                                                              1.40%(c)
   Net investment income                                                1.92%(c)

------------------------------
(a) Commencement of investment operations.
(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods of less than one full year are not annualized.
(c) Annualized.
(d) Less than $.005 per share.
(e) Based on average monthly shares outstanding during the period.

    22                                     See Notes to Financial Statements

Strategic Partners Real Estate Securities Fund
             Financial Highlights (Unaudited) Cont'd.

                                                Class C
--------------------------------------------------------------------------------------------------------
                                                                                    May 5, 1998(a)
                             Year Ended March 31,                                      Through
-------------------------------------------------------------------------------       March 31,
      2003                 2002                 2001                 2000                1999
--------------------------------------------------------------------------------------------------------
     $ 9.95               $ 8.69               $ 7.78               $ 7.45             $  10.00
    -------              -------              -------              -------          --------------
        .22(e)               .25(e)               .21(e)               .09(e)               .20
       (.08)                1.29                  .82                  .42                (2.58)
    -------              -------              -------              -------          --------------
        .14                 1.54                 1.03                  .51                (2.38)
    -------              -------              -------              -------          --------------
       (.27)                (.28)                (.12)                (.15)                (.17)
         --                   --                   --                   --(d)                --
         --                   --                   --                 (.03)                  --
    -------              -------              -------              -------
       (.27                 (.28)                (.12)                (.18)                (.17)
    -------              -------              -------              -------          --------------
     $ 9.82               $ 9.95               $ 8.69               $ 7.78             $   7.45
    -------              -------              -------              -------          --------------
    -------              -------              -------              -------          --------------
       1.47%               18.14%               13.35%                6.96%              (23.78)%
     $3,642               $4,117               $4,750               $5,162             $  9,883
     $3,891               $4,390               $5,096               $8,215             $ 13,672
       2.54%                2.68%                2.62%                2.45%                2.31%(c)
       1.54%                1.68%                1.62%                1.45%                1.31%(c)
       2.24%                2.72%                2.52%                1.12%                2.71%(c)

    See Notes to Financial Statements                                     23

Strategic Partners Real Estate Securities Fund
             Financial Highlights (Unaudited) Cont'd.

                                                                     Class Z
                                                                ------------------
                                                                    Six Months
                                                                      Ended
                                                                September 30, 2003
----------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                                  $ 9.85
                                                                     -------
Income from investment operations
Net investment income                                                    .16(e)
Net realized and unrealized gain (loss) on investment and
   foreign currency transactions                                        2.65
                                                                     -------
      Total from investment operations                                  2.81
                                                                     -------
Less distributions
Dividends from net investment income                                    (.16)
Distributions in excess of net investment income                          --
Tax return of capital distributions                                       --
                                                                     -------
      Total distributions                                               (.16)
                                                                     -------
Net asset value, end of period                                        $12.50
                                                                     -------
                                                                     -------
TOTAL RETURN(b):                                                       28.73%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)                                       $3,239
Average net assets (000)                                              $2,400
Ratios to average net assets:
   Expenses, including distribution and service (12b-1)
      fees                                                              1.40%(c)
   Expenses, excluding distribution and service (12b-1)
      fees                                                              1.40%(c)
   Net investment income                                                2.91%(c)

------------------------------
(a) Commencement of investment operations.
(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods of less than one full year are not annualized.
(c) Annualized.
(d) Less than $.005 per share.
(e) Based on average monthly shares outstanding during the period.

    24                                     See Notes to Financial Statements

Strategic Partners Real Estate Securities Fund
             Financial Highlights (Unaudited) Cont'd.

                                                Class Z
--------------------------------------------------------------------------------------------------------
                                                                                    May 5, 1998(a)
                             Year Ended March 31,                                      Through
-------------------------------------------------------------------------------       March 31,
      2003                 2002                 2001                 2000                1999
--------------------------------------------------------------------------------------------------------
     $ 9.98               $ 8.72               $ 7.80               $ 7.47              $10.00
    -------              -------              -------              -------             -------
        .31(e)               .33(e)               .29(e)               .18(e)              .29
       (.07)                1.30                  .83                  .41               (2.59)
    -------              -------              -------              -------             -------
        .24                 1.63                 1.12                  .59               (2.30)
    -------              -------              -------              -------             -------
       (.37)                (.37)                (.20)                (.23)               (.23)
         --                   --                   --                   --(d)               --
         --                   --                   --                 (.03)                 --
    -------              -------              -------              -------             -------
       (.37)                (.37)                (.20)                (.26)               (.23)
    -------              -------              -------              -------             -------
     $ 9.85               $ 9.98               $ 8.72               $ 7.80              $ 7.47
    -------              -------              -------              -------             -------
    -------              -------              -------              -------             -------
       2.52%               19.29%               14.54%                8.02%             (23.05)%
     $1,884               $1,179               $1,045               $1,746              $1,530
     $1,722               $  988               $1,376               $1,482              $2,894
       1.54%                1.68%                1.62%                1.45%               1.31%(c)
       1.54%                1.68%                1.62%                1.45%               1.31%(c)
       3.17%                3.70%                3.43%                2.32%               3.76%(c)

    See Notes to Financial Statements                                     25

Strategic Partners Real Estate Securities Fund
             Supplemental Proxy Information (Unaudited)

      Meetings of the Fund's shareholders were held on July 17, 2003 and August 21, 2003. The meetings were held for the following purposes:

(1) To approve the election of ten (10) trustees to the Board of Trustees, as follows:

     - David E.A. Carson
     - Robert E. La Blanc
     - Robert F. Gunia
     - Douglas H. McCorkindale
     - Stephen P. Munn
     - Richard A. Redeker
     - Judy A. Rice
     - Robin B. Smith
     - Stephen Stoneburn
     - Clay T. Whitehead

(2)  To approve amendments to the Fund's Declaration of Trust.
      The results of the proxy solicitation on the preceding matters were:

                                        Votes          Votes       Votes
                 Matter                  For          Against     Withheld     Abstentions
         -----------------------    -------------     -------     --------     -----------
(1)*     David E.A. Carson            3,300,174         --         41,993         --
         Robert E. La Blanc           3,306,876         --         35,291         --
         Robert F. Gunia              3,300,967         --         41,200         --
         Douglas H. McCorkindale      3,300,854         --         41,313         --
         Stephen P. Munn              3,300,967         --         41,200         --
         Richard A. Redeker           3,300,967         --         41,200         --
         Judy A. Rice                 3,300,438         --         41,729         --
         Robin B. Smith               3,307,968         --         34,199         --
         Stephen Stoneburn            3,300,967         --         41,200         --
         Clay T. Whitehead            3,300,574         --         41,593         --
(2)D     Approve amendments to
          the Fund's Declaration
          of Trust.                   1,105,683        65,185       --            24,989

------------------------------
* Approved at the July 17, 2003 meeting.
D Approved at the August 21, 2003 meeting.

             www.strategicpartners.com  (800) 225-1852

FOR MORE INFORMATION

Strategic Partners Mutual Funds
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077
(800) 225-1852

Trustees
David E.A. Carson
Robert F. Gunia
Robert E. La Blanc
Douglas H. McCorkindale
Stephen P. Munn
Richard A. Redeker
Judy A. Rice
Robin B. Smith
Stephen D. Stoneburn
Clay T. Whitehead

Officers
Judy A. Rice, President
Robert F. Gunia, Vice President
Grace C. Torres, Treasurer and Principal
   Financial and Accounting Officer
Marguerite E.H. Morrison, Chief Legal
   Officer and Assistant Secretary
Jonathan D. Shain, Secretary
Maryanne Ryan, Anti-Money Laundering
   Compliance Officer

Manager
Prudential Investments LLC
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102

Investment Adviser
Wellington Management Company, LLP
75 State Street
Boston, MA 02109

Distributor
Prudential Investment Management Services LLC
Gateway Center Three, 14th Floor
100 Mulberry Street
Newark, NJ 07102

Custodian
State Street Bank and Trust Company
One Heritage Drive
North Quincy, MA  02171

Transfer Agent
Prudential Mutual Fund Services LLC
PO Box 8098
Philadelphia, PA 19101

Independent Accountants
KPMG LLP
757 Third Avenue
New York, NY 10017

Legal Counsel
Sullivan & Cromwell LLP
125 Broad Street
New York, NY 10004

Fund Symbols      Nasdaq     CUSIP
Class A           PURAX    86276L109
Class B           PURBX    86276L208
Class C           --       86276L307
Class Z           --       86276L406

The views expressed in this report and
information about the Fund's portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of September 30, 2003, were not audited, and accordingly, no auditor's opinion is expressed on them.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL
GOVERNMENT AGENCY

MAY LOSE VALUE

ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR
ANY BANK AFFILIATE

(LOGO)


Fund Symbols         Nasdaq        CUSIP
Class A              PURAX       86276L109
Class B              PURBX       86276L208
Class C              --          86276L307
Class Z              --          86276L406

MFSP182E2  IFS-A085815

Item 2 -- Code of Ethics -- Not required as this is not an annual filing.

Item 3 -- Audit Committee Financial Expert --

The registrant's Board has determined that Mr. Stephen Munn, member of the Board's Audit Committee is an "audit committee financial expert," and that he is "independent," for purposes of this Item.

Item 4 -- Principal Accountant Fees and Services -- Not required in this filing

Item 5 -- Reserved

Item 6 -- Reserved

Item 7 -- Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies -- Not required in this filing

Item 8 -- Reserved

Item 9 -- Controls and Procedures

      (a) It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

      (b) There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 10 -- Exhibits

      (a) Code of Ethics -- Not applicable with semi-annual filing

      (b) Certifications pursuant to Sections 302 and 906 of the Sarbanes-Oxley Act -- Attached hereto

                                  SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Strategic Partners Real Estate Securities Fund

By (Signature and Title)*    /s/Jonathan D. Shain
                             --------------------
                             Jonathan D. Shain
                             Secretary

Date    November 24, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*    /s/Judy A. Rice
                             --------------------
                             Judy A. Rice
                             President and Principal Executive Officer

Date    November 24, 2003


By (Signature and Title)*    /s/Grace C. Torres
                             ------------------
                             Grace C. Torres
                             Treasurer and Principal Financial Officer

Date    November 24, 2003

* Print the name and title of each signing officer under his or her signature.